TAXES - Income (loss) before income taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
TAXES
U.S. operations	$ (1,765)	$ (974)	$ (732)
Non-U.S. operations	(138)	(786)	159
Income (loss) before income taxes	$ (1,903)	$ (1,760)	$ (573)